Average Annual Total Returns - StrategicAdvisersFidelityInternationalFund-PRO - StrategicAdvisersFidelityInternationalFund-PRO - Strategic Advisers Fidelity International Fund	Apr. 29, 2025
Strategic Advisers Fidelity International Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.63%
Past 5 years	5.50%
Past 10 years	6.01%
Strategic Advisers Fidelity International Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.69%
Past 5 years	4.65%
Past 10 years	5.33%
Strategic Advisers Fidelity International Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.81%
Past 5 years	4.24%
Past 10 years	4.77%
MS001
Average Annual Return:
Past 1 year	4.07%
Past 5 years	4.95%
Past 10 years	5.41%